Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- Lazada (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2016 USD ($)	Apr. 30, 2016 CNY (¥) country item	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)
Acquisition
Cash consideration		¥ 28,724	¥ 41,836	¥ 3,055	¥ 16,291
The allocation of the purchase price at the date of acquisition
Goodwill				¥ 81,645	¥ 41,933	$ 18,221	¥ 125,420
User base and customer relationships | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods			6 years
Non-compete agreements | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods			6 years
Trade names, trademarks and domain names | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods			20 years
Developed technology and patents | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods			5 years
Lazada
Acquisition
Number of markets | item		6
Lazada
Acquisition
Percentage of equity interest acquired		54.00%
Cash consideration	$ 1,020	¥ 6,607
The allocation of the purchase price at the date of acquisition
Net assets acquired		2,874
Goodwill		5,216
Deferred tax assets		616
Deferred tax liabilities		(1,027)
Noncontrolling interests		(4,416)
Total		¥ 6,607
Weighted average amortization period	2 years 6 months	2 years 6 months
Number of countries in which the entity operates | country		6
Lazada | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods	3 years	3 years
Lazada | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 2,014
Lazada | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		959
Lazada | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		292
Lazada | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 79